Document and Entity Information	Nov. 05, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 05, 2020
Entity Registrant Name	Calyxt, Inc.
Entity Central Index Key	0001705843
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	CLXT
Security Exchange Name	NASDAQ
Entity File Number	001-38161
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	27-1967997
Entity Address, Address Line One	2800 Mount Ridge Road
Entity Address, City or Town	Roseville
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55113-1127
City Area Code	(651)
Local Phone Number	683-2807
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false